Taxation - Summary of Aggregate Amount and Per Share Effect of Tax Holiday (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxation
Aggregate dollar effect (In thousands)	$ 5,243	$ 4,100	$ 197
Per share effect-basic	$ 0.02	$ 0.01	$ 0.00
Per share effect-diluted	$ 0.02	$ 0.01	$ 0.00